Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of gains or losses related to net gain or loss on financial instruments at FVTPL (Details)
		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Gain on financial instruments at fair value through profit or loss mandatorily measured at fair value		₩ 196,959,000,000
Gain on financial assets held for trading				₩ 6,123,000,000	₩ 185,786,000,000
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition (IFRS 9)		17,484,000,000
Loss on financial assets designated at FVTPL				(110,950,000,000)	(71,399,000,000)
Total	[1]	214,443,000,000	$ 192,689,000	0	0
Total	[1]	₩ 0	$ 0	₩ (104,827,000,000)	₩ 114,387,000,000

[1]	The consolidated statements of comprehensive income for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.